RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 12. RELATED PARTY TRANSACTIONS

Aside from the transactions discussed in NOTE 9. NOTES PAYABLE to these condensed consolidated financial statements, the Company continues to carry a payables balance to Red Leaf Opportunities Fund LP, an entity in which Eric Gravengaard, one of the Company’s principal shareholder, former director and former Chief Executive Officer, has a controlling interest in the General Partner, Red Leaf Advisors LLC, for previous purchases of crypto assets. The outstanding balance due to Red Leaf Opportunities Fund LP as of March 31, 2025 and December 31, 2024, was $407 thousand, and is recorded in accounts payable, related-party in the condensed consolidated balance sheets.

The Company incurred cash logistics services of $1.7 million and $966 thousand for the three months ended March 31, 2025 and 2024, respectively with Move On Security LLC. Mr. Matias Goldenhörn, the Chief Executive Officer and director of the Company, has a 50% interest in Move On Security LLC. Included in the balance of accounts payable, related-party are the amounts due to Move On Security, LLC of $619 thousand and $246 thousand as of March 31, 2025 and December 31, 2024, respectively.

On February 7, 2024, the Company entered into a service agreement with Move On Tech Service, LLC to provide ATM services for the Company’s ATM operations in various states. Move On Tech Service, LLC is responsible for ATM management, periodic ATM maintenance, installation, and deinstallation. The Company incurred $1.4 million and $624 thousand in services with Move On Tech Service, LLC for the three months ended March 31, 2025 and 2024, respectively. Included in the balance of accounts payable, related-party are the amounts due to Move On Tech Service, LLC of $273 thousand and $165 thousand as of March 31, 2025 and December 31, 2024, respectively.

NOTE 12. RELATED PARTY TRANSACTIONS

Aside from the transactions discussed in NOTE 9. NOTES PAYABLE to these consolidated financial statements, the Company continues to carry a payables balance to Red Leaf Opportunities Fund LP, an entity in which the Company’s principal shareholder, former director and former Chief Executive Officer has a controlling interest in the General Partner, Red Leaf Advisors LLC, for previous purchases of crypto assets. The outstanding balance due to Red Leaf Opportunities Fund LP as of December 31, 2024 and 2023, was $407, and is recorded in accounts payable, related-party in the consolidated balance sheets.

The Company incurred (i) cash logistics services of $5,156 and $2,096 for the years ended December 31, 2024 and 2023, respectively with Move On Security LLC, and (ii) ATM conversion cost of $0 and $1,149 for the years ended December 31, 2024 and 2023, respectively. Mr. Matias Goldenhörn, the Chief Executive Officer and director of the Company, has a 50% interest in Move On Security LLC. Included in the balance of accounts payable, related-party are the amounts due to Move On Security, LLC of $246 and $389 as of December 31, 2024 and 2023, respectively.

On February 7, 2024, the Company entered into a service agreement with Move On Tech Service, LLC to provide ATM services for the Company’s ATM operations in various states. Move On Tech Service, LLC is responsible for ATM management, periodic ATM maintenance, installation, and deinstallation. Mr. Matias Goldenhörn, the Chief Executive Officer and director of the Company, has a 50% interest in Move On Tech Service, LLC. During the year ended December 31, 2024, the Company incurred $3,858 in services with Move On Tech Service, LLC. Included in the balance of accounts payable, related-party are the amounts due to Move On Tech Service, LLC of $165 as of December 31, 2024.